Related parties transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Summary of activity related to investments in associated companies
The below table summarizes activity related to investments in associated companies for the six months ended June 30, 2025 and 2024.

	Investments in associated companies
($ millions)	2025	2024
Balance as of January 1	293	10
Purchases	8	—
Share of (loss) from associated companies recognized in Consolidated Income Statement	(15)	—
Gains on fair value remeasurements recognized in Consolidated Income Statement(1)	142	—
Recognition of business combinations(1)	(348)	—
Balance as of June 30	80	10
(1)    Refer to Note 11 for additional information.